Investments in associates and joint ventures (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Equity in earnings	R$ 199,050	R$ 177,107	R$ 164,476	R$ 154,525
Other comprehensive income	4,004	(5,740)	(2,827)
Total Income	37,881	24,502	25,557
Non Material Individual Investments [Member]
IfrsStatementLineItems [Line Items]
Investment	9,293	7,443
Equity in earnings	993	672	1,164
Other comprehensive income	21	(15)
Total Income	941	657
Associates [member] | Non Material Individual Investments [Member]
IfrsStatementLineItems [Line Items]
Investment	8,415	7,187
Equity in earnings	920	736	1,238
Other comprehensive income	21	(15)
Total Income	1,014	721
Joint ventures where entity is venturer [member] | Non Material Individual Investments [Member]
IfrsStatementLineItems [Line Items]
Investment	878	256
Equity in earnings	(73)	(64)	R$ (74)
Total Income	R$ (73)	R$ (64)